TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of loss by tax jurisdictions

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss from PRC operations	1,517,437	1,215,179	2,225,317
Loss from non-PRC operations	161,376	495,140	257,368
Total losses before tax	1,678,813	1,710,319	2,482,685

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	—	—	—
Deferred tax benefits	(9,032)	(5,143)	(11,558)
Income tax benefits	(9,032)	(5,143)	(11,558)

Schedule of reconciliation of difference between PRC statutory income tax rate and the Group's effective income tax rate

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.4)%	(7.3)%	(2.6)%
Changes in valuation allowance	(26.0)%	(20.7)%	(25.6)%
Other expenses not deductible for tax purposes	0.5%	(0.2)%	(0.1)%
Expired tax loss	0%	(0.2)%	(0.6)%
True up	0%	(0.2)%	(0.1)%
Super deduction of research and development expense	3.4%	3.9%	4.2%
Effect of tax rate change of deferred tax liabilities	0%	0%	0.3%
Effective tax rate	0.5%	0.3%	0.5%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	2,156,396	2,783,606
- Inventories valuation allowance	149	37
- Impairment provision for other non-current assets	1,039	—
- Accrued expenses	33,538	41,039
- Advertising expenses	4,748	6,235
Less: Valuation allowance	(2,195,870)	(2,830,917)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	38,558	27,000
Total deferred tax liabilities	38,558	27,000

Schedule of movement of valuation allowance

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	1,404,254	1,841,225	2,195,870
Addition	436,971	354,645	635,047
Balance at end of the year	1,841,225	2,195,870	2,830,917